DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

The Growth for Good Acquisition Corporation (the “Company” or “G4G”) was incorporated as a Cayman Islands exempted company on July 2, 2021. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (a “Business Combination”).

As of March 31, 2023, the Company had not commenced any operations. All activity from July 2, 2021 (inception) through March 31, 2023 relates to the Company’s search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of unrealized gains and interest and dividend income on investments held in a trust account from the proceeds derived from the Initial Public Offering (as defined below).

The registration statement for the Company’s initial public offering (the “Initial Public Offering”) was declared effective on December 9, 2021. On December 14, 2021, the Company consummated the Initial Public Offering of 25,300,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), including 3,300,000 Units issued pursuant to the exercise of the underwriters’ over-allotment option in full, generating gross proceeds of $253,000,000, which is discussed in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 800,000 units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to G4G Sponsor LLC (the “Sponsor”), including 66,000 Private Placement Units issued pursuant to the exercise of the underwriters’ over-allotment option in full, generating gross proceeds of $8,000,000, which is described in Note 4.

Following the closing of the Initial Public Offering on December 14, 2021, an amount of $253,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Units was placed in a trust account (the “Trust Account”), and was invested only in U.S. government treasury obligations with maturities of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which invest only in direct U.S. government treasury obligations, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.

Transaction costs related to the issuances described above amounted to $14,534,731, consisting of $5,060,000 of cash underwriting fees, $8,855,000 of deferred underwriting fees and $619,731 of other offering costs. On March 2, 2023, the underwriters agreed to waive their rights to the portion of the fee payable by the Company for deferred underwriting commissions, which is discussed in Note 5.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting fees and taxes payable on income earned on the Trust Account) at the time of the signing of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. Upon the closing of the Initial Public Offering, management has agreed that an amount equal to at least $10.00 per Unit sold in the Initial Public Offering, including the a portion of the proceeds of the Private Placement Units, will be held in the Trust Account, located in the United States, and invested only in U.S. government securities within the meaning of Section 2(a)(16) of the Investment Company Act having maturities of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.

The Company will provide the holders of its Public Shares (the “Public Shareholders”) sold in the Initial Public Offering, with the opportunity to redeem all or a portion of their Public Shares upon the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require the Company to seek shareholder approval under applicable law or stock exchange listing requirements. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Public Shares subject to redemption will be recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, Distinguishing Liabilities from Equity (“ASC 480”).

Notwithstanding the foregoing, the Company’s amended and restated memorandum and articles of association (the “Amended and Restated Memorandum and Articles of Association”) provide that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), are restricted from redeeming its shares with respect to more than an aggregate of 15% of the shares sold in the Initial Public Offering, without the prior consent of the Company.

The Company’s Sponsor, executive officers and directors (the “Initial Shareholders”) have agreed that they will not propose any amendment to the Amended and Restated Memorandum and Articles of Association (A) that would modify the substance or timing of the obligation to provide holders of the Class A ordinary shares the right to have their shares redeemed in connection with the initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination within 18 months from the closing of the Initial Public Offering (or within 21 months from the closing of the Initial Public Offering at the election of the Company, subject to satisfaction of certain conditions, including the deposit of a total of $2,530,000 ($0.10 per Unit) into the Trust Account, or as extended by the Company’s shareholders in accordance with the Amended and Restated Memorandum and Articles of Association) or (B) with respect to any other provision relating to the rights of holders of the Class A ordinary shares, unless the Company provides the Public Shareholders with the opportunity to redeem their Public Shares upon approval of any such amendment.

If the Company has not completed the initial Business Combination within 18 months from the closing of the Initial Public Offering (or within 21 months from the closing of the Initial Public Offering at the election of the Company, subject to satisfaction of certain conditions, including the deposit of a total of $2,530,000 ($0.10 per Unit) into the Trust Account, or as extended by the Company’s shareholders in accordance with the Amended and Restated Memorandum and Articles of Association) (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than 10 business days thereafter, redeem 100% of the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay the income taxes, if any (less up to $100,000 of interest to pay dissolution expenses) divided by the number of the then-outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, liquidate and dissolve, subject in each case to the obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company (other than the independent registered public accounting firm), or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.00 per Public Share due to reductions in the value of the trust assets, in each case net of the interest that may be withdrawn to pay the tax obligations, provided that such liability will not apply to any claims by a third party or prospective target business that executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. In the event that an executed waiver is deemed to be unenforceable against a third-party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Proposed ZeroNox Business Combination

Merger Agreement

The Company is a blank check company incorporated as a Cayman Islands exempted company and formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. On March 7, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with ZeroNox, Inc., a Wyoming corporation (“ZeroNox”), and the G4G Merger Sub Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”).

The Merger

The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur:

i.	at the closing of the transactions contemplated by the Merger Agreement (the “Closing”), upon the terms and subject to the conditions of the Merger Agreement, in accordance with the General Corporation Law of the State of Delaware, as amended (the “DGCL”), and the Wyoming Business Corporation Act, Merger Sub will merge with and into ZeroNox, the separate corporate existence of Merger Sub will cease and ZeroNox will be the surviving corporation and a wholly owned subsidiary of the Company (the “Merger”);
ii.	as a result of the Merger, among other things, all outstanding shares of ZeroNox common stock will be canceled in exchange for the right to receive, in the aggregate, a number of shares of G4G Common Stock (as defined below) equal to the quotient obtained by dividing (x) $225,000,000 by (y) $10.00; and
iii.	upon the effective time of the Domestication (as defined below), the Company will immediately be renamed “ZeroNox Holdings, Inc.”

The Merger Agreement also provides, among other thing, that the ZeroNox stockholders may receive an earnout payment following the Closing of up to 7,500,000 shares of G4G Common Stock, in three equal tranches of 2,500,000 shares of G4G Common Stock, subject to the achievement of the following achievement triggers, respectively:

i.	the dollar volume-weighted average price of G4G Common Stock becoming greater than or equal to $12.50 for any ten (10) trading days within a period of twenty (20) consecutive trading days at any time following the Closing until December 31, 2025;
ii.	the dollar volume-weighted average price of G4G Common Stock becoming greater than or equal to $15.00 for any ten (10) trading days within a period of twenty (20) consecutive trading days at any time following the Closing until December 31, 2026; and
iii.	the dollar volume-weighted average price of G4G Common Stock becoming greater than or equal to $20.00 for any ten (10) trading days within a period of twenty (20) consecutive trading days at any time following the Closing until December 31, 2027;

provided that each achievement trigger will only occur once, if at all, and in no event will the ZeroNox stockholders be entitled to receive more than an aggregate of 7,500,000 earnout shares.

The board of directors of the Company has unanimously (i) approved and declared advisable the Merger Agreement, the Business Combination and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related matters by the shareholders of the Company.

The Domestication

Prior to the Closing, subject to the approval of the Company’s shareholders, and in accordance with the DGCL, the Companies Act (Revised) of the Cayman Islands (the “CICA”) and the Company’s Amended and Restated Memorandum and Articles of Association (as may be amended from time to time, the “Cayman Constitutional Documents”), the Company will effect a deregistration under Part XII of the CICA and a domestication under Section 388 of the DGCL (by means of filing a certificate of domestication with the Secretary of State of Delaware), pursuant to which the Company’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the “Domestication”).

In connection with the Domestication, (i) each of the then issued and outstanding Class A ordinary shares, par value $0.0001 per share, of the Company (“G4G Class A Common Shares”), will convert automatically into one share of common stock, par value $0.0001, of the Company (after its Domestication) (the “Domesticated G4G Common Stock”), (ii) each of the then issued and outstanding Class B ordinary shares, par value $0.0001 per share, of the Company (“G4G Class B Common Shares”), will convert automatically into one share of Domesticated G4G Common Stock, (iii) each then issued and outstanding warrant of the Company will convert automatically into one warrant to acquire one share of Domesticated G4G Common Stock (“Domesticated G4G Warrant”), pursuant to the Warrant Agreement, dated December 9, 2021, between the Company and Continental Stock Transfer & Trust Company, as warrant agent, (iv) each then issued and outstanding unit of the Company will convert automatically into one share of Domesticated G4G Common Stock, one-half of one Domesticated G4G Warrant and one Domesticated G4G Right (as defined below), and (v) each then issued and outstanding right of the Company entitling the holder thereof to receive one-sixteenth (1/16) of one G4G Class A Common Share upon the consummation of the Company’s Business Combination shall convert automatically into one right to acquire one-sixteenth of one share of Domesticated G4G Common Stock upon the consummation of the Company’s Business Combination, pursuant to the terms of the Rights Agreement, dated as of December 9, 2021, between the Company and Continental Stock Transfer & Trust Company, as rights agent.

Conditions to Closing

The Merger Agreement is subject to the satisfaction or waiver of certain customary closing conditions, including, among others, (i) approval of the Business Combination and related agreements and transactions by the shareholders of the Company and ZeroNox, (ii) effectiveness of the registration statement on Form S-4 to be filed by the Company in connection with the Business Combination, (iii) receipt of approval for listing on the Nasdaq or an alternative exchange, as applicable, the shares of Domesticated G4G Common Stock to be issued in connection with the Merger, (iv) that G4G have at least $5,000,001 of net tangible assets upon Closing), except in the event that the Company’s governing documents shall have been amended to remove such requirement prior to or concurrently with the Closing, and (v) the absence of any injunctions.

Another condition to ZeroNox’s obligations to consummate the Merger is that the Domestication has been completed. Further, another condition to the Company’s obligations to consummate the Merger is the absence of a Company Material Adverse Effect (as defined in the Merger Agreement) on ZeroNox.

Covenants

The Merger Agreement contains additional covenants, including, among others, providing for (i) the parties to conduct their respective businesses in the ordinary course through the Closing, (ii) the parties to not initiate any negotiations or enter into any agreements for certain alternative transactions, (iii) ZeroNox to prepare and deliver to the Company certain audited and unaudited consolidated financial statements of ZeroNox, (iv) the Company to prepare and file a registration statement on Form S-4 and take certain other actions to obtain the requisite approval of the Company shareholders of certain proposals regarding the Business Combination (including the Domestication) and (v) the parties to use reasonable best efforts to obtain necessary approvals from governmental agencies.

Representations and Warranties

The Merger Agreement contains customary representations and warranties by G4G, Merger Sub, and ZeroNox. The representations and warranties of the respective parties to the Merger Agreement generally will not survive the Closing.

Termination

The Merger Agreement may be terminated at any time prior to the Closing (i) by mutual written consent of the Company and ZeroNox, (ii) by ZeroNox, if there is a Modification in Recommendation (as defined in the Merger Agreement), (iii) by the Company, if Company Equityholder Approval (as defined in the Merger Agreement) is not obtained by 11:59 p.m. Eastern Time on the twentieth (20th) day after the date of the Merger Agreement and (iv) by either the Company or ZeroNox in certain other circumstances set forth in the Merger Agreement, including (a) if certain approvals of the shareholders of the Company, to the extent required under the Merger Agreement, are not obtained as set forth therein (b) if any Governmental Authority (as defined in the Merger Agreement) shall have issued or otherwise entered a final, nonappealable order making consummation of the Merger illegal or otherwise preventing or prohibiting consummation of the Merger, (c) in the event of certain uncured breaches by the other party or (d) if the Closing has not occurred on or before the latest of (A) June 14, 2023, (B) if an extension without the ZeroNox’s approval is obtained at the election of the Company, with or without the Company shareholder vote, in accordance with the Company’s governing documents, September 14, 2023 and (C) if one or more extensions to a date following September 14, 2023 with the ZeroNox’s approval are obtained at the election of G4G, with G4G shareholder vote, in accordance with the Company’s governing documents, the last date for the Company to consummate a Business Combination pursuant to such Extensions, unless the Company is in material breach of the Merger Agreement.

Certain Related Agreements

Sponsor Support Agreement

On March 7, 2023, the Company also entered into a Sponsor Support Agreement (the “Sponsor Support Agreement”) by and among ZeroNox, the Company, G4G Sponsor LLC, a Delaware limited liability company (the “Sponsor Holdco”), and the other parties thereto (collectively with the Sponsor Holdco, the “Sponsors”), pursuant to which each Sponsor agreed to, among other things, vote in favor of the Merger Agreement and the transactions contemplated thereby, in each case, subject to the terms and conditions contemplated by the Sponsor Support Agreement.

Each Sponsor additionally agreed that, effective as of and conditioned upon the Closing, (i) the Sponsor Holdco will forfeit 790,625 G4G Class B Common Shares, together with all shares of Domesticated G4G Common Stock issued upon conversion thereof.

Each Sponsor further agreed that, effective as of and conditioned upon the Closing, the Sponsor Holdco will forfeit up to 1,000,000 additional G4G Class B Common Shares, together with all shares of Domesticated G4G Common Stock issued upon conversion thereof (the “Redemption Forfeited Shares”), as follows:

i.	1,000,000 Redemption Forfeited Shares will be forfeited if public shareholders of G4G holding 95% or more of G4G Class A Common Shares elect to effect an Acquiror Share Redemption (as defined in the Merger Agreement) prior to the Effective Time;
ii.	750,000 Redemption Forfeited Shares will be forfeited if public shareholders of G4G holding more than 90% but less than 95% of G4G Class A Common Shares elect to effect an Acquiror Share Redemption prior to the Effective Time;
iii.	250,000 Redemption Forfeited Shares will be forfeited if public shareholders of G4G holding more than 85% but less than 90% of G4G Class A Common Shares elect to effect an Acquiror Share Redemption prior to the Effective Time; and
iv.	no Redemption Forfeited Shares will be forfeited if public shareholders of G4G holding 85% or less of G4G Class A Common Shares elect to effect an Acquiror Share Redemption.

Each Sponsor additionally agreed that the Sponsor Holdco will not transfer, assign or sell during the period from the Closing through and including the earlier of (x) the fifth anniversary of the Closing and (y) the consummation of a Change in Control (as defined in the Sponsor Support Agreement) (the “Lock-Up Period”), (i) in the case of Basic Lock-Up Shares (as defined in the Sponsor Support Agreement), until the 360th day after the Closing; (ii) in the case of 790,625 Deferral Pool Lock-Up Shares (as defined in the Sponsor Support Agreement), until the VWAP (as defined in the Sponsor Support Agreement) of one share of Domesticated G4G Common Stock equals or exceeds $12.50 per share for 10 of any 20 consecutive trading days during the Lock-Up Period; and (iii) in the case of the remaining 790,625 Deferral Pool Lock-Up Shares, until such time as the VWAP of one share of

Domesticated G4G Common Stock equals or exceeds $15.00 per share for 10 of any 20 consecutive trading days during the Lock-Up Period.

Company Support Agreement

On March 7, 2023, the Company also entered into a Company Support Agreement (the “Company Support Agreement”) by and among the Company, ZeroNox and certain shareholders of ZeroNox (the “ZeroNox Holders”), pursuant to which the ZeroNox Holders agreed to, among other things, vote in favor of the Merger Agreement and the transactions contemplated thereby, in each case, subject to the terms and conditions contemplated by the Company Support Agreement.

Registration Rights Agreement

The Merger Agreement contemplates that, at the Closing, the Company, the Sponsor and certain equityholders of ZeroNox and certain of their respective affiliates will enter into an Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which the Company will agree to register for resale, pursuant to Rule 415 under the Securities Act, certain shares of Domesticated G4G Common Stock and other equity securities of the Company that are held by the parties thereto from time to time.

The Registration Rights Agreement contemplates that, at the Closing, the Lock-up Parties (as defined in the Registration Rights Agreement) will agree not to transfer, assign or sell the Lock-up Shares (as defined in the Registration Rights Agreement) until the date that is 360 days after the Closing.

NOTE 1.   DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

The Growth for Good Acquisition Corporation (the “Company”) was incorporated as a Cayman Islands exempted company on July 2, 2021. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (a “Business Combination”).

As of December 31, 2022, the Company had not commenced any operations. All activity from July 2, 2021 (inception) through December 31, 2022 relates to the Company’s search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of unrealized gains and interest and dividend income on investments held in a trust account from the proceeds derived from the Initial Public Offering (as defined below). The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s initial public offering (the “Initial Public Offering”) was declared effective on December 9, 2021. On December 14, 2021, the Company consummated the Initial Public Offering of 25,300,000 units, (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”) including 3,300,000 Units issued pursuant to the exercise of the underwriters’ over-allotment option in full, generating gross proceeds of $253,000,000, which is discussed in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 800,000 units (the “private placement units”) at a price of $10.00 per private placement unit in a private placement to G4G Sponsor LLC (the “Sponsor”), including 66,000 private placement units issued pursuant to the exercise of the underwriters’ over-allotment option in full, generating gross proceeds of $8,000,000, which is described in Note 4.

Following the closing of the Initial Public Offering on December 14, 2021, an amount of $253,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the private placement units was placed in a trust account (the “trust account”), and was invested only in U.S. government treasury obligations with maturities of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which invest only in direct U.S. government treasury obligations, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds held in the trust account, as described below.

Transaction costs related to the issuances described above amounted to $14,534,731, consisting of $5,060,000 of cash underwriting fees, $8,855,000 of deferred underwriting fees and $619,731 of other offering costs.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of private placement units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the trust account (excluding the deferred underwriting fees and taxes payable on income earned on the trust account) at the time of the signing of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. Upon the closing of the Initial Public Offering, management has agreed that an amount equal to at least $10.00 per Unit sold in the Initial Public Offering, including the a portion of the proceeds of the private placement units, will be held in the trust account, located in the United States, and invested only in U.S. government securities within the meaning of Section 2(a)(16) of the Investment Company Act having maturities of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the trust account as described below.

The Company will provide the holders of its Public Shares (the “Public Shareholders”) sold in the Initial Public Offering, with the opportunity to redeem all or a portion of their Public Shares upon the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in the discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require the Company to seek shareholder approval under applicable law or stock exchange listing requirements. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the trust account (initially $10.00 per Public Share, plus any pro rata interest earned on the funds held in the trust account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Public Shares subject to redemption will be recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, Distinguishing Liabilities from Equity (“ASC 480”).

Notwithstanding the foregoing, the Company’s amended and restated memorandum and articles of association (the “Amended and Restated Memorandum and Articles of Association”) provide that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), are restricted from redeeming its shares with respect to more than an aggregate of 15% of the shares sold in the Initial Public Offering, without the prior consent of the Company.

The Company’s Sponsor, executive officers and directors (the “Initial Shareholders”) have agreed that they will not propose any amendment to the Amended and Restated Memorandum and Articles of Association (A) that would modify the substance or timing of the obligation to provide holders of the Class A ordinary shares the right to have their shares redeemed in connection with the initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination within 18 months from the closing of the Initial Public Offering (or within 21 months from the closing of the Initial Public Offering at the election of the Company, subject to satisfaction of certain conditions, including the deposit of a total of $2,530,000 ($0.10 per Unit) into the trust account, or as extended by the Company’s shareholders in accordance with the Amended and Restated Memorandum and Articles of Association) (the “Combination Period”) or (B) with respect to any other provision relating to the rights of holders of the Class A ordinary shares, unless the Company provides the Public Shareholders with the opportunity to redeem their Public Shares upon approval of any such amendment.

If the Company has not completed the initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than 10 business days thereafter, redeem 100% of the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account and not previously released to the Company to pay the income taxes, if any (less up to $100,000 of interest to pay dissolution expenses) divided by the number of the then-outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, liquidate and dissolve, subject in each case to the obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The underwriters have agreed to waive their right to their deferred underwriting fees held in the trust account in the event the Company does not consummate an initial Business Combination within the Combination Period, and, in such event, such amounts will be included with the funds held in the trust account that will be available to fund the redemption of the Public Shares.

In order to protect the amounts held in the trust account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third-party for services rendered or products sold to the Company (other than the independent registered public accounting firm), or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the trust account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the trust account as of the date of the liquidation of the trust account if less than $10.00 per Public Share due to reductions in the value of the trust assets, in each case net of the interest that may be withdrawn to pay the tax obligations, provided that such liability will not apply to any claims by a third-party or prospective target business that executed a waiver of any and all rights to seek access to the trust account nor will it apply to any claims under the indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. In the event that an executed waiver is deemed to be unenforceable against a third-party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the trust account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the trust account.

Proposed ZeroNox Business Combination

Merger Agreement

The Company is a blank check company incorporated as a Cayman Islands exempted company and formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. On March 7, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with ZeroNox, Inc., a Wyoming corporation (“ZeroNox”), and the G4G Merger Sub Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”).

The Merger

The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Merger Agreement, the “Business Combination”):

(i)  at the closing of the transactions contemplated by the Merger Agreement (the “Closing”), upon the terms and subject to the conditions of the Merger Agreement, in accordance with the General Corporation Law of the State of Delaware, as amended (the “DGCL”), and the Wyoming Business Corporation Act, Merger Sub will merge with and into ZeroNox, the separate corporate existence of Merger Sub will cease and ZeroNox will be the surviving corporation and a wholly owned subsidiary of the Company (the “Merger”);

(ii)  as a result of the Merger, among other things, all outstanding shares of ZeroNox common stock will be canceled in exchange for the right to receive, in the aggregate, a number of shares of G4G common stock (as defined below) equal to the quotient obtained by dividing (x) $225,000,000 by (y) $10.00; and

(iii)  upon the effective time of the Domestication (as defined below), the Company will immediately be renamed “ZeroNox Holdings, Inc.”

The Merger Agreement also provides, among other thing, that the ZeroNox stockholders may receive an earnout payment following the Closing of up to 7,500,000 shares of G4G common stock, in three equal tranches of 2,500,000 shares of G4G common stock, subject to the achievement of the following achievement triggers, respectively:

(i)  the dollar volume-weighted average price of G4G common stock becoming greater than or equal to $12.50 for any ten (10) trading days within a period of twenty (20) consecutive trading days at any time following the Closing until December 31, 2025;

(ii)  the dollar volume-weighted average price of G4G common stock becoming greater than or equal to $15.00 for any ten (10) trading days within a period of twenty (20) consecutive trading days at any time following the Closing until December 31, 2026; and

(iii)  the dollar volume-weighted average price of G4G common stock becoming greater than or equal to $20.00 for any ten (10) trading days within a period of twenty (20) consecutive trading days at any time following the Closing until December 31, 2027;

provided that each achievement trigger will only occur once, if at all, and in no event will the ZeroNox stockholders be entitled to receive more than an aggregate of 7,500,000 Earnout Shares.

The board of directors of the Company has unanimously (i) approved and declared advisable the Merger Agreement, the Business Combination and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related matters by the shareholders of the Company.

The Domestication

Prior to the Closing, subject to the approval of the Company’s shareholders, and in accordance with the DGCL, the Companies Act (Revised) of the Cayman Islands (the “CICA”) and the Company’s Amended and Restated Memorandum and Articles of Association (as may be amended from time to time, the “Cayman Constitutional Documents”), the Company will effect a deregistration under Part XII of the CICA and a domestication under Section 388 of the DGCL (by means of filing a certificate of domestication with the Secretary of State of Delaware), pursuant to which the Company’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the “Domestication”).

In connection with the Domestication, (i) each of the then issued and outstanding Class A ordinary shares, par value $0.0001 per share, of the Company (“G4G Class A Common Shares”), will convert automatically into one share of common stock, par value $0.0001, of the Company (after its Domestication) (the “Domesticated G4G Common Stock”), (ii) each of the then issued and outstanding Class B ordinary shares, par value $0.0001 per share, of the Company (“G4G Class B Common Shares”), will convert automatically into one share of Domesticated G4G Common Stock, (iii) each then issued and outstanding warrant of the Company will convert automatically into one warrant to acquire one share of Domesticated G4G Common Stock (“Domesticated G4G Warrant”), pursuant to the Warrant Agreement, dated December 9, 2021, between the Company and Continental Stock Transfer & Trust Company, as warrant agent, (iv) each then issued and outstanding unit of the Company will convert automatically into one share of Domesticated G4G Common Stock, one-half of one Domesticated G4G Warrant and one Domesticated G4G Right (as defined below), and (v) each then issued and outstanding right of the Company entitling the holder thereof to receive one-sixteenth (1/16) of one G4G Class A Common Share upon the consummation of the Company’s Business Combination shall convert automatically into one right to acquire one-sixteenth of one share of Domesticated G4G Common Stock upon the consummation of the Company’s Business Combination, pursuant to the terms of the Rights Agreement, dated as of December 9, 2021, between the Company and Continental Stock Transfer & Trust Company, as rights agent (a “Domesticated G4G Right”).

Conditions to Closing

The Merger Agreement is subject to the satisfaction or waiver of certain customary closing conditions, including, among others, (i) approval of the Business Combination and related agreements and transactions by the shareholders of the Company and ZeroNox, (ii) effectiveness of the registration statement on Form S-4 to be filed by the Company in connection with the Business Combination, (iii) receipt of approval for listing on the Nasdaq or an alternative exchange, as applicable, the shares of Domesticated G4G Common Stock to be issued in connection with the Merger, (iv) that G4G have at least $5,000,001 of net tangible assets upon Closing), except in the event that the Company’s governing documents shall have been amended to remove such requirement prior to or concurrently with the Closing, which is a limitation under the Cayman Constitutional Documents that is proposed to be removed in Proposal No. 2 of this proxy statement/prospectus and (v) the absence of any injunctions.

Another condition to ZeroNox’s obligations to consummate the Merger is that the Domestication has been completed. Further, another condition to the Company’s obligations to consummate the Merger is the absence of a Company Material Adverse Effect (as defined in the Merger Agreement) on ZeroNox.

Covenants

The Merger Agreement contains additional covenants, including, among others, providing for (i) the parties to conduct their respective businesses in the ordinary course through the Closing, (ii) the parties to not initiate any negotiations or enter into any agreements for certain alternative transactions, (iii) ZeroNox to prepare and deliver to the Company certain audited and unaudited consolidated financial statements of ZeroNox, (iv) the Company to prepare and file a registration statement on Form S-4 and take certain other actions to obtain the requisite approval of the Company shareholders of certain proposals regarding the Business Combination (including the Domestication) and (v) the parties to use reasonable best efforts to obtain necessary approvals from governmental agencies.

Representations and Warranties

The Merger Agreement contains customary representations and warranties by G4G, Merger Sub, and ZeroNox. The representations and warranties of the respective parties to the Merger Agreement generally will not survive the Closing.

Termination

The Merger Agreement may be terminated at any time prior to the Closing (i) by mutual written consent of the Company and ZeroNox, (ii) by ZeroNox, if there is a Modification in Recommendation (as defined in the Merger Agreement), (iii) by the Company, if Company Equityholder Approval (as defined in the Merger Agreement) is not obtained by 11:59 p.m. Eastern Time on the twentieth (20th) day after the date of the Merger Agreement and (iv) by either the Company or ZeroNox in certain other circumstances set forth in the Merger Agreement, including (a) if certain approvals of the shareholders of the Company, to the extent required under the Merger Agreement, are not obtained as set forth therein (b) if any Governmental Authority (as defined in the Merger Agreement) shall have issued or otherwise entered a final, nonappealable order making consummation of the Merger illegal or otherwise preventing or prohibiting consummation of the Merger, (c) in the event of certain uncured breaches by the other party or (d) if the Closing has not occurred on or before the latest of (A) June 14, 2023, (B) if an extension without the ZeroNox’s approval is obtained at the election of the Company, with or without the Company shareholder vote, in accordance with the Company’s governing documents, September 14, 2023 and (C) if one or more extensions to a date following September 14, 2023 with the ZeroNox’s approval are obtained at the election of G4G, with G4G shareholder vote, in accordance with the Company’s governing documents, the last date for the Company to consummate a Business Combination pursuant to such Extensions, unless the Company is in material breach of the Merger Agreement.

Certain Related Agreements

Sponsor Support Agreement

On March 7, 2023, the Company also entered into a Sponsor Support Agreement (the “Sponsor Support Agreement”) by and among ZeroNox, the Company, G4G Sponsor LLC, a Delaware limited liability company (the “Sponsor Holdco”), and the other parties thereto (collectively with the Sponsor Holdco, the “Sponsors”), pursuant to which each Sponsor agreed to, among other things, vote in favor of the Merger Agreement and the transactions contemplated thereby, in each case, subject to the terms and conditions contemplated by the Sponsor Support Agreement.

Each Sponsor additionally agreed that, effective as of and conditioned upon the Closing, (i) the Sponsor Holdco will forfeit 790,625 G4G Class B Common Shares, together with all shares of Domesticated G4G Common Stock issued upon conversion thereof.

Each Sponsor further agreed that, effective as of and conditioned upon the Closing, the Sponsor Holdco will forfeit up to 1,000,000 additional G4G Class B Common Shares, together with all shares of Domesticated G4G Common Stock issued upon conversion thereof (the “Redemption Forfeited Shares”), as follows:

(i)  1,000,000 Redemption Forfeited Shares will be forfeited if public shareholders of G4G holding 95% or more of G4G Class A Common Shares elect to effect an Acquiror Share Redemption (as defined in the Merger Agreement) prior to the Effective Time;

(ii)  750,000 Redemption Forfeited Shares will be forfeited if public shareholders of G4G holding more than 90% but less than 95% of G4G Class A Common Shares elect to effect an Acquiror Share Redemption prior to the Effective Time;

(iii)  250,000 Redemption Forfeited Shares will be forfeited if public shareholders of G4G holding more than 85% but less than 90% of G4G Class A Common Shares elect to effect an Acquiror Share Redemption prior to the Effective Time; and

(iv)  no Redemption Forfeited Shares will be forfeited if public shareholders of G4G holding 85% or less of G4G Class A Common Shares elect to effect an Acquiror Share Redemption.

Each Sponsor additionally agreed that the Sponsor Holdco will not transfer, assign or sell during the period from the Closing through and including the earlier of (x) the fifth anniversary of the Closing and (y) the consummation of a Change in Control (as defined in the Sponsor Support Agreement) (the “Lock-Up Period”), (i) in the case of Basic Lock-Up Shares (as defined in the Sponsor Support Agreement), until the 360th day after the Closing; (ii) in the case of 790,625 Deferral Pool Lock-Up Shares (as defined in the Sponsor Support Agreement), until the VWAP (as defined in the Sponsor Support Agreement) of one share of Domesticated G4G Common Stock equals or exceeds $12.50 per share for 10 of any 20 consecutive trading days during the Lock-Up Period; and (iii) in the case of the remaining 790,625 Deferral Pool Lock-Up Shares, until such time as the VWAP of one share of Domesticated G4G Common Stock equals or exceeds $15.00 per share for 10 of any 20 consecutive trading days during the Lock-Up Period.

Company Support Agreement

On March 7, 2023, the Company also entered into a Company Support Agreement (the “Company Support Agreement”) by and among the Company, ZeroNox and certain shareholders of ZeroNox (the “ZeroNox Holders”), pursuant to which the ZeroNox Holders agreed to, among other things, vote in favor of the Merger Agreement and the transactions contemplated thereby, in each case, subject to the terms and conditions contemplated by the Company Support Agreement.

Registration Rights Agreement

The Merger Agreement contemplates that, at the Closing, the Company, the Sponsor and certain equityholders of ZeroNox and certain of their respective affiliates will enter into an Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which the Company will agree to register for resale, pursuant to Rule 415 under the Securities Act, certain shares of Domesticated G4G Common Stock and other equity securities of the Company that are held by the parties thereto from time to time.

The Registration Rights Agreement contemplates that, at the Closing, the Lock-up Parties (as defined in the Registration Rights Agreement) will agree not to transfer, assign or sell the Lock-up Shares (as defined in the Registration Rights Agreement) until the date that is 360 days after the Closing.